RESTRICTED STOCK (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2006 Equity Incentive Plan [Member]	Dec. 31, 2011 2006 Equity Incentive Plan [Member]	Dec. 31, 2010 2006 Equity Incentive Plan [Member]	Jul. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Sep. 30, 2013 Restricted stock vested on July 1, 2013 [Member]	Sep. 30, 2013 Restricted stock issued on July 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 1,000,000	$ 1,000,000	$ 1,465,692	$ 6,478,229	$ 5,339,556	$ 15,000	$ 190,000	$ 178,436					$ 20,000	$ 10,000
Shares
Shares outstanding at beginning of year		6,064,485	17,872,171	19,179,489	32,588,207					317,397	269,504	547,559
Shares, Granted		16,153 [1]		1,160,714	773,099					80,000	259,258	153,225
Shares, Vested										(132,213)	(211,365)	(431,280)	(84,000)
Shares, Cancellations and forfeitures										(185,184)
Shares outstanding at end of year			6,064,485	17,872,171	19,179,489					80,000	317,397	269,504
Weighted average grant date fair value
Weighted Average Exercise Price Outstanding at beginning of year		$ 0.58	$ 0.46	$ 0.43	$ 0.51					$ 0.52	$ 0.89	$ 0.45
Weighted Average Grant-Date Fair Value, Granted			$ 0	$ 0.70	$ 0.84					$ 0.50	$ 0.54	$ 1.24
Weighted Average Grant-Date Fair Value, Vested										$ 0.49	$ 1.13	$ 0.46
Weighted Average Grant-Date Fair Value, Cancellation and forfeitures			$ 0.40	$ 0	$ 0.60					$ 0.54
Weighted Average Exercise Price Outstanding at end of year			$ 0.58	$ 0.46	$ 0.43					$ 0.47	$ 0.52	$ 0.89
Unrecognized share based compensation expense		952,957								20,000				30,000
Unrecognized compensation cost, recognition period		27 months	2 years 3 months							6 months
Shares issued									105,263
Value of shares issued									$ 40,000
Shares of common stock issued, vesting period									1 year

[1]	in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.